Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Schedule of Other Receivables

	June 30, 2026	December 31, 2025
	$	$
VAT/GST receivables	706,627	540,708
Prepayments	78,969	427,288
Deposits	386,268	496,154
Trade debtors	262,334	430,470
Other receivables	123,754	133,647
Total trade and other receivables	1,557,952	2,028,267